UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Growth Fund, Inc.

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.5%
Financials - 22.1%
Banks - 1.9%
HDFC Bank Ltd.	274,100	$6,051,772

Capital Markets - 7.9%
Flow Traders (a)	96,494	2,931,541
IG Group Holdings PLC	458,901	5,178,059
London Stock Exchange Group PLC	154,350	5,593,249
Partners Group Holding AG	23,648	11,947,814

		25,650,663

Consumer Finance - 3.3%
Bharat Financial Inclusion Ltd. (b)	497,890	6,613,068
Gentera SAB de CV	2,344,330	4,235,325

		10,848,393

Insurance - 6.4%
AIA Group Ltd.	1,684,400	11,327,159
Prudential PLC	362,855	6,432,208
St James’s Place PLC	249,101	3,057,733

		20,817,100

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	402,095	8,443,023

		71,810,951

Consumer Discretionary - 17.5%
Auto Components - 2.1%
Delphi Automotive PLC	97,500	6,953,700

Automobiles - 2.3%
Tata Motors Ltd.-Class A	1,440,328	7,418,934

Diversified Consumer Services - 2.0%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	140,350	6,506,626

Hotels, Restaurants & Leisure - 1.5%
Alsea SAB de CV	1,410,623	4,773,191

Household Durables - 1.2%
Panasonic Corp.	402,400	4,024,627

Internet & Direct Marketing Retail - 1.9%
Ctrip.com International Ltd. (ADR) (b)	131,350	6,116,970

Multiline Retail - 3.5%
Don Quijote Holdings Co., Ltd.	143,400	5,260,671
Matahari Department Store Tbk PT	4,282,000	6,080,153

		11,340,824

Specialty Retail - 0.4%
Ace Hardware Indonesia Tbk PT	21,076,700	1,415,478

Textiles, Apparel & Luxury Goods - 2.6%
Pandora A/S	34,830	4,218,599
Samsonite International SA	448,500	1,437,398

Company	Shares	U.S. $ Value
Titan Co., Ltd.	467,000	2,792,319

		8,448,316

		56,998,666

Information Technology - 15.5%
Internet Software & Services - 5.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	77,730	8,223,057
Tencent Holdings Ltd.	302,000	8,396,215

		16,619,272

Semiconductors & Semiconductor Equipment - 8.2%
ams AG	123,644	4,017,563
Disco Corp.	30,100	3,564,917
Infineon Technologies AG	323,750	5,772,957
NXP Semiconductors NV (b)	52,550	5,360,626
Taiwan Semiconductor Manufacturing Co., Ltd.	1,360,000	7,994,275

		26,710,338

Software - 2.2%
LINE Corp. (Sponsored ADR) (b)(c)	49,760	2,408,384
Mobileye NV (b)(c)	106,446	4,531,406

		6,939,790

		50,269,400

Consumer Staples - 14.2%
Beverages - 2.1%
Anheuser-Busch InBev SA/NV	52,607	6,918,233

Food & Staples Retailing - 1.7%
Tsuruha Holdings, Inc.	47,200	5,456,349

Food Products - 4.4%
Danone SA	85,503	6,348,841
Nestle SA (REG)	101,654	8,027,014

		14,375,855

Household Products - 4.9%
Pigeon Corp.	167,100	5,061,311
Reckitt Benckiser Group PLC	77,217	7,269,588
Unicharm Corp.	138,900	3,604,113

		15,935,012

Personal Products - 1.1%
Cosmax, Inc.	24,570	3,397,333

		46,082,782

Industrials - 10.4%
Aerospace & Defense - 2.5%
Safran SA	112,629	8,100,518

Building Products - 1.1%
Kingspan Group PLC	126,150	3,405,967

Electrical Equipment - 4.1%
Schneider Electric SE (Paris)	108,670	7,559,506

Company	Shares			U.S. $ Value
Vestas Wind Systems A/S		71,120		5,874,766

				13,434,272

Industrial Conglomerates - 2.7%
Siemens AG (REG)		75,390		8,840,256

				33,781,013

Health Care - 7.7%
Health Care Equipment & Supplies - 2.5%
Essilor International SA		63,616		8,206,179

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.		181,670		3,592,553

Pharmaceuticals - 4.1%
Roche Holding AG		36,905		9,170,841
Vectura Group PLC (b)		2,279,470		4,092,031

				13,262,872

				25,061,604

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 2.0%
Deutsche Telekom AG		383,050		6,435,439

Wireless Telecommunication Services - 1.9%
Vodafone Group PLC		2,228,380		6,390,829

				12,826,268

Materials - 1.9%
Chemicals - 1.9%
Chr Hansen Holding A/S		103,590		6,170,306

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Ayala Land, Inc.		4,852,800		3,949,749

Utilities - 1.1%
Water Utilities - 1.1%
Beijing Enterprises Water Group Ltd. (b)		5,012,000		3,416,802

Total Common Stocks (cost $223,301,127)				310,367,541

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (d)(e) (cost $12,627,792)		12,627,792		12,627,792

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(1.45)%, 10/03/16	CHF	28		28,857
(0.55)%, 10/03/16	DKK	165		24,859
0.05%, 10/03/16	CAD	0	*	1
5.68%, 10/03/16	ZAR	0	*	3

	Principal Amount (000)		U.S. $ Value
BNP Paribas, Paris
(0.551)%, 10/03/16	EUR	95	106,873
0.005%, 10/03/16	HKD	657	84,673
Sumitomo, Tokyo
(0.39)%, 10/03/16	JPY	7,335	72,334
0.05%, 10/03/16	GBP	172	223,130

Total Time Deposits (cost $540,434)			540,730

Total Short-Term Investments (cost $13,168,226)			13,168,522

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $236,469,353)			323,536,063

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (d)(e) (cost $6,911,539)		6,911,539	6,911,539

Total Investments - 101.7% (cost $243,380,892) (f)			330,447,602
Other assets less liabilities - (1.7)%			(5,665,718)

Net Assets - 100.0%			$324,781,884

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,296	SEK	53,807	11/16/16	$(10,604)
Barclays Bank PLC	CNY	78,495	USD	11,711	11/16/16	(23,754)
Barclays Bank PLC	INR	306,633	USD	4,527	11/16/16	(49,358)
Barclays Bank PLC	USD	5,830	CHF	5,653	11/16/16	4,205
Barclays Bank PLC	USD	19,008	JPY	1,940,530	11/16/16	162,457
Barclays Bank PLC	USD	1,131	JPY	113,348	11/16/16	(11,147)
BNP Paribas SA	CNY	5,520	USD	826	11/16/16	1,104
BNP Paribas SA	USD	17,102	AUD	22,388	11/16/16	15,531
Brown Brothers Harriman & Co.	AUD	1,662	USD	1,245	11/16/16	(25,498)
Brown Brothers Harriman & Co.	CAD	3,143	USD	2,390	11/16/16	(6,834)
Brown Brothers Harriman & Co.	CHF	2,003	USD	2,056	11/16/16	(11,162)
Brown Brothers Harriman & Co.	USD	8,043	EUR	7,111	11/16/16	(38,967)
Citibank, NA	EUR	811	USD	907	11/16/16	(6,363)
Citibank, NA	INR	255,104	USD	3,780	11/16/16	(26,553)
Citibank, NA	JPY	315,392	USD	3,082	11/16/16	(34,053)
Citibank, NA	USD	10,638	CAD	14,002	11/16/16	38,567
Citibank, NA	USD	2,153	CHF	2,074	11/16/16	(12,191)
Citibank, NA	USD	2,580	JPY	268,603	11/16/16	73,221
Goldman Sachs Bank USA	CHF	13,942	USD	14,282	11/16/16	(105,958)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	INR	170,555	USD	2,488	11/16/16	$(57,205)
Goldman Sachs Bank USA	USD	5,151	BRL	17,586	11/16/16	188,740
Goldman Sachs Bank USA	USD	1,817	KRW	2,024,659	11/16/16	20,101
JPMorgan Chase Bank, NA	INR	175,035	USD	2,560	11/16/16	(51,985)
JPMorgan Chase Bank, NA	USD	6,893	CAD	9,079	11/16/16	29,207
Morgan Stanley & Co. LLC	EUR	1,427	USD	1,600	11/16/16	(6,559)
Morgan Stanley & Co. LLC	HKD	32,151	USD	4,149	11/16/16	2,452
Morgan Stanley & Co. LLC	KRW	604,791	USD	536	11/16/16	(13,004)
Morgan Stanley & Co. LLC	USD	3,663	GBP	2,773	11/16/16	(65,801)
Royal Bank of Scotland PLC	EUR	18,962	USD	21,091	11/16/16	(253,227)
Royal Bank of Scotland PLC	USD	1,926	CNY	12,883	11/16/16	307
Royal Bank of Scotland PLC	USD	1,495	JPY	149,841	11/16/16	(14,378)
Royal Bank of Scotland PLC	USD	1,272	NOK	10,794	11/16/16	77,910
Standard Chartered Bank	USD	6,140	KRW	6,989,237	11/16/16	201,919

						$(8,880)

*	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of this security amounted to $2,931,541 or 0.9% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,399,076 and gross unrealized depreciation of investments was $(4,332,366), resulting in net unrealized appreciation of $87,066,710.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

September 30, 2016 (unaudited)

13.9%	United Kingdom
10.8%	India
10.1%	China
9.3%	France
9.1%	Japan
9.0%	Switzerland
6.5%	Germany
5.0%	Denmark
3.5%	Hong Kong
2.8%	Mexico
2.6%	Netherlands
2.5%	Taiwan
2.3%	Indonesia
8.5%	Other
4.1%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.1% or less in the following countries: Austria, Belgium, Ireland, Philippines, South Korea and United States.

AB International Growth Fund, Inc.

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$4,235,324		$67,575,627		$	– 0	–	$71,810,951
Consumer Discretionary	24,350,486		32,648,180			– 0	–	56,998,666
Information Technology	20,523,473		29,745,927			– 0	–	50,269,400
Consumer Staples	– 0	–	46,082,782			– 0	–	46,082,782
Industrials	2,176,154		31,604,859			– 0	–	33,781,013
Health Care	4,092,031		20,969,573			– 0	–	25,061,604
Telecommunication Services	– 0	–	12,826,268			– 0	–	12,826,268
Materials	– 0	–	6,170,306			– 0	–	6,170,306
Real Estate	– 0	–	3,949,749			– 0	–	3,949,749
Utilities	– 0	–	3,416,802			– 0	–	3,416,802
Short-Term Investments:
Investments Companies	12,627,792		– 0	–		– 0	–	12,627,792
Time Deposits	– 0	–	540,730			– 0	–	540,730
Investments of Cash Collateral for
Securities Loaned in Affiliated
Money Market Fund	6,911,539		– 0	–		– 0	–	6,911,539

Total Investments in Securities	74,916,799		255,530,803	†		– 0	–	330,447,602
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	815,721			– 0	–	815,721
Liabilities
Forward Currency Exchange Contracts	– 0	–	(824,601)			– 0	–	(824,601)

Total^	$74,916,799		$255,521,923		$	– 0	–	$330,438,722

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $2,545,437 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$11,043	$36,309	$34,724	$12,628	$6

A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$6,474	$39,208	$38,770	$6,912	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 24, 2016